Condensed Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 5,879,025	$ 4,609,332	$ 8,821,329
Accounts receivable, net	1,133,372	128,969	34,200
Inventories, net	775,106	549,045	349,271
Prepaid expenses and other current assets	412,916	484,649	435,938
Total current assets	8,200,419	5,771,995	9,640,738
Fixed assets, net	2,919,796	1,806,331	946,180
Total assets	11,120,215	7,578,326	10,586,918
Current liabilities:
Accounts payable	1,593,048	960,486	632,538
Accrued liabilities	2,174,385	1,160,036	966,899
Supplier financings	121,043	75,691	42,369
Current portion of equipment financings	304,585	262,674	110,924
Current portion of credit facility, net	1,645,136	1,934,665	1,588,058
Total current liabilities	5,838,197	4,393,552	3,340,788
Non-current portion of equipment financings	950,123	778,643	291,189
Non-current portion of credit facility, net		1,123,001	2,638,487
Non-current portion of interest payable		227,177	153,547
Non-current portion of deferred rent	305,816	397,292	470,172
Total liabilities	7,094,136	6,919,665	6,894,183
Commitments and contingencies
Shareholders' equity:
Preferred stock, value
Common stock, value	3,026	1,750	656
Additional paid-in capital	193,606,087	174,292,781	158,928,627
Accumulated deficit	(189,583,034)	(173,635,870)	(155,236,548)
Total shareholders' equity	4,026,079	658,661	3,692,735
Total liabilities and shareholders' equity	$ 11,120,215	$ 7,578,326	$ 10,586,918